EQUITY - Schedule of Units (Details) - Class C Shares - Capital $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Opening balance (in shares) | shares	25,934,120
Contributions (in shares) | shares	0
Ending balance (in shares) | shares	25,934,120
Opening balance | $	$ 737
Contributions | $	108
Ending balance | $	$ 845